UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22564

GMO Series Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip Code)

J.B. Kittredge, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 04/30/12

Date of reporting period: 04/30/12

Item 1. Reports to Stockholders.

The annual reports for each series of the registrant for the periods ended April 30, 2012 are filed herewith.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Annual Report

April 30, 2012

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available at www.dc.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Series Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Series Trust prospectus can be obtained at www.dc.gmo.com.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Division at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Since inception on March 30, 2012, GMO International Equity Allocation Series Fund returned -2.3% for the period ended April 30, 2012, as compared with -1.6% for the MSCI ACWI (All Country World Index) ex-U.S. Index.

During the period, the Fund invested substantially all of its assets in GMO International Equity Allocation Fund (the “Master Fund”) (which in turn invests substantially all of its assets in underlying GMO funds). Underlying fund implementation within the Master Fund subtracted 0.3% from relative performance as GMO Emerging Markets Fund and GMO Flexible Equities Fund both underperformed their respective benchmarks.

Asset allocation within the Master Fund subtracted 0.3% from relative performance. The Master Fund’s overweight to international value stocks held by the underlying funds detracted from performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Comparison of Change in Value of a $10,000,000 Investment in

GMO International Equity Allocation Series Fund Class R6 Shares and the MSCI ACWI ex-U.S. Index

As of April 30, 2012

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, call (877)466-7778. Performance shown is that of the Master Fund until March 30, 2012 and is net of all fees after reimbursement from the Manager. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of April 30, 2012. All information is unaudited.

GMO International Equity Allocation Series Fund (the “Fund”) invests substantially all of its assets in shares of a corresponding Master Fund (i.e., a corresponding GMO Trust fund). Performance data shown above for the Fund reflects the performance data of the corresponding GMO Trust Master Fund through March 30, 2012 (the commencement date of GMO International Equity Allocation Series Fund) re-stated to reflect the additional fees and expenses of the Fund.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

1

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investments Concentration Summary

April 30, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	91.4%
Short-Term Investments	3.4
Preferred Stocks	2.8
Investment Funds	0.5
Debt Obligations	0.1
Swap Agreements	0.0	^
Rights/Warrants	0.0	^
Forward Currency Contracts	(0.0	)^
Futures Contracts	(0.2)
Other	2.0

	100.0%

Country/Region Summary**	% of Investments
Emerging***	24.4%
Japan	21.8
United Kingdom	17.4
France	7.1
Germany	5.4
Switzerland	5.2
Italy	3.5
Spain	3.1
Australia	2.1
Canada	1.9
Singapore	1.5
Hong Kong	1.2
Netherlands	1.2
Sweden	0.9
Denmark	0.8
Belgium	0.6
Ireland	0.5
Austria	0.3
New Zealand	0.3
Finland	0.2
Norway	0.2
United States	0.2
Greece	0.1
Portugal	0.1
Israel	0.0 ^

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in the Master Fund and the series of GMO Trust in which the Master Fund invests (collectively referred to as the “underlying funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is comprised of: Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.
^	Rounds to 0.0%.

2

GMO Series Trust

Fund Expenses

April 30, 2012 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended April 30, 2012.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 30, 2012 through April 30, 2012.

Actual Expenses

The “Actual” section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expense Ratio			Hypothetical Expense Ratio
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(a)	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(a)	Annualized Expense Ratio
GMO International Equity Allocation Series Fund
Class R6	$1,000.00	$977.00	$0.60	$1,000.00	$1,003.64	$0.61	0.72%

(a)	For the period March 30, 2012 (commencement of operations) through April 30, 2012. Expense is calculated using the Class’s annualized net expense ratio for the period ended April 30, 2012, multiplied by the average account value over the period, multiplied by 31 days in the period, divided by 365 days in the year.

3

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

April 30, 2012

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%
18,631,379	GMO International Equity Allocation Fund, Class III	181,469,627

	TOTAL MUTUAL FUNDS (Cost $185,675,204)	181,469,627

	TOTAL INVESTMENTS — 99.0% (Cost $185,675,204)	181,469,627
	Other Assets and Liabilities (net) — 1.0%	1,860,235

	TOTAL NET ASSETS — 100.0%	$183,329,862

4	See accompanying notes to the financial statements.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Statement of Assets and Liabilities — April 30, 2012

Assets:
Investments in affiliated issuers, at value (cost $185,675,204) (Notes 2 and 11)	$181,469,627
Cash	1,867,983
Receivable for expenses reimbursed by Manager (Note 5)	258

Total assets	183,337,868

Liabilities:
Payable to affiliate for (Note 5):
Administration fee	7,748
Accrued expenses	258

Total liabilities	8,006

Net assets	$183,329,862

Net assets consist of:
Paid-in capital	$187,535,439
Net unrealized depreciation	(4,205,577)

$183,329,862

Net assets attributable to:
Class R6	$183,329,862

Shares outstanding:
Class R6	18,756,143

Net asset value per share:
Class R6	$9.77

See accompanying notes to the financial statements.	5

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Statement of Operations — Period From March 30, 2012 (commencement of operations) through April 30, 2012

Expenses:
Administration fee (Note 5)	$7,748
Registration fees	258

Total expenses	8,006
Fees and expenses reimbursed by Manager (Note 5)	(258)

Net expenses	7,748

Net investment income (loss)	(7,748)

Realized and unrealized gain (loss):
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(4,205,577)

Net realized and unrealized gain (loss)	(4,205,577)

Net increase (decrease) in net assets resulting from operations	$(4,213,325)

6	See accompanying notes to the financial statements.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Statement of Changes in Net Assets

Period from March 30, 2012 (commencement of operations) through April 30, 2012
Operations:
Net investment income (loss)	$(7,748)
Change in net unrealized appreciation (depreciation)	(4,205,577)

Net increase (decrease) in net assets from operations	(4,213,325)

Net share transactions (Note 9):
Class R6	187,543,187

Increase (decrease) in net assets resulting from net share transactions	187,543,187

Total increase (decrease) in net assets	183,329,862

Net assets:
Beginning of period	—

End of period	$183,329,862

See accompanying notes to the financial statements.	7

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Financial Highlights

	Class R6
	Period from March 30, 2012 (commencement of operations) through April 30, 2012
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.00	)(a)
Net realized and unrealized gain (loss)	(0.23)

Total from investment operations	(0.23)

Net asset value, end of period	$9.77

Total Return(b)	(2.30	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$183,330
Net expenses to average daily net assets(c)	0.05	%*
Net investment income (loss) to average daily net assets	(0.05	)%*
Portfolio turnover rate(d)	0%
Fees and expenses reimbursed by the Manager to average daily net assets(e):	0.00	%*

(a)	Rounds to less than $0.01.
(b)	The total return would have been lower had certain expenses not been reimbursed and/or waived during the period shown.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Calculation represents portfolio turnover for the Fund for the period from March 30, 2012 through April 30, 2012.
(e)	Fees and expenses reimbursed by the Manager to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

8	See accompanying notes to the financial statements.

GMO Series Trust

Notes to Financial Statements

April 30, 2012

1.	Organization

GMO International Equity Allocation Series Fund (“the Fund”) commenced operations on March 30, 2012.

The Fund is a series of GMO Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on May 27, 2011. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes. The Fund is diversified as that term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). The Fund offers Class R4, Class R5 and Class R6, each of which bears different subtransfer agent/recordkeeping fees. As of April 30, 2012, Class R6 was the only class with shares outstanding.

The Fund invests substantially all of its assets in GMO International Equity Allocation Fund, a series of GMO Trust (the “Master Fund”), that is managed by GMO. The Master Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds. The Master Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund. Information about the Master Fund for the period ended February 29, 2012 is contained in the Master Fund’s financial statements of the same date. Additional selected information about the Master Fund and the series of GMO Trust in which the Master Fund may invest (collectively referred to herein as the “Underlying Funds”) can be found in Note 11, “Information on Master Fund.” The performance and operations of the Fund are directly affected by the performance and operations of the Master Fund. The financial statements of the Master Fund are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its Internet site at www.sec.gov or by calling GMO at (617)346-7646 (collect) or visiting www.dc.gmo.com and should be read in conjunction with the Fund’s financial statements. The following table provides information about the Fund’s investment objective, benchmark and interest of the Fund in its Master Fund:

Fund	Benchmark	Investment Objective	Fund’s Ownership Interest of Master Fund
GMO International Equity Allocation Series Fund	MSCI ACWI ex-U.S. Index	Total return greater than that of its benchmark	13.8%

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the Master Fund and other open-end registered investment companies are generally valued at their net asset value. Non-

emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. See Note 11 for details on Master Fund valuation policies.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Fair Value Measurements and Disclosures—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. The standard clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair

9

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2012

value measurements. Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. The effective date of this standard was for fiscal years beginning after December 15, 2011 and is to be applied prospectively. Adoption of the amendments will not materially impact the Fund’s financial statements.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The Fund classified its investment in the Master Fund as Level 1 as of April 30, 2012. The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

The Fund had no transfers between levels of the fair value hierarchy during the period ended April 30, 2012.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provisions for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income, net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital for tax purposes.

As of April 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Fund Name	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GMO International Equity Allocation Series Fund	$185,675,204	—	$(4,205,577)	$(4,205,577)

The Fund is subject to authoritative accounting guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions and non-U.S. taxes are provided for based on the Fund’s understanding of the tax rules that exist in the non-U.S. markets in which it invests. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed

10

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2012

prospectively and retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. As of April 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements. For U.S. federal and state tax filings, the tax year which is generally subject to examination by the relevant U.S. federal and state tax authorities includes the current period ended April 30, 2012.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the Master Fund are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses

The Fund incurs fees and expenses indirectly as a shareholder in the Master Fund and the Underlying Funds. Because the Underlying Funds owned by the Master Fund have different expense and fee levels and the Master Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5 and Note 11).

State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accounting agent on behalf of the Fund. State Street’s fees may be reduced by an earnings allowance, if any, calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance.

3.	Investment and other risks

References to the GMO International Equity Funds, and/or GMO Fixed Income Funds include the GMO Trust Funds listed below:

GMO International Equity Funds

• GMO International Core Equity Fund

• GMO International Intrinsic Value Fund

• GMO International Large/Mid Cap Value Fund

• GMO International Growth Equity Fund

• GMO Developed World Stock Fund

• GMO International Small Companies Fund

• GMO Asset Allocation International Small Companies Fund

• GMO Emerging Markets Fund

• GMO Emerging Domestic Opportunities Fund

• GMO Flexible Equities Fund

• GMO Currency Hedged International Equity Fund

• GMO Resources Fund

• GMO International Intrinsic Value Extended Markets Fund

GMO Fixed Income Funds

• GMO Domestic Bond Fund

• GMO Core Plus Bond Fund

• GMO International Bond Fund

• GMO Strategic Fixed Income Fund

• GMO Currency Hedged International Bond Fund

• GMO Global Bond Fund

• GMO Emerging Country Debt Fund

• GMO Short-Duration Investment Fund

• GMO Short-Duration Collateral Fund

• GMO Short-Duration Collateral Share Fund

• GMO Inflation Indexed Plus Bond Fund

• GMO U.S. Treasury Fund

• GMO Asset Allocation Bond Fund

• GMO Asset Allocation International Bond Fund

Investing in mutual funds involves many risks and factors that may affect the Fund’s portfolio as a whole. The risks of investing in the Fund depend on the types of investments in the portfolio of the Fund and the Master Fund and the investment strategies the Manager employs on their behalf. This section does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

Because the Fund invests substantially all of its assets in the Master Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through the Master Fund and the Underlying Funds, which include the risks summarized below. Some of the Underlying Funds are non-diversified companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified. In addition to the risks the Fund is exposed to through investment in its corresponding Master Fund, the Fund is subject to the risk that cash flows in or out of the Fund will cause its performance to be worse than the performance of the Master Fund. References in this section to investments made by a Fund include those made by the Master Fund and Underlying Funds.

11

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2012

An investment in the Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an Underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An Underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the Underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities, and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an Underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less- liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the Master Fund and Underlying Funds, including the risk that the Master Fund and the Underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the Master Fund and the Underlying Funds in which it invests, new investments in Underlying Funds with higher fees or expenses than those of the Underlying Funds in which the Master Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or may not include the most recent information about a company or security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

12

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2012

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk — To the extent an Underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an over-the-counter (“OTC”) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Short Sales Risk — The Fund runs the risk that an Underlying Fund’s loss on a short sale of securities that the Underlying Fund does not own is unlimited.

• Natural Resources Risk — To the extent an Underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Market Risk — Fixed Income Securities — Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk — Asset-Backed Securities — Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults, and declines in market value.

• Credit Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Focused Investment Risk — Focusing investments in countries, regions, sectors, or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or financial intermediaries), the Fund is subject to the risk that these shareholders will disrupt operations by purchasing or redeeming shares in large amounts and/or on a frequent basis.

4.	Derivative financial instruments

At April 30, 2012, the Fund held no derivative financial instruments directly. For a listing of derivative financial instruments held by the Master Fund or Underlying Funds, as well as the uses of derivative financial instruments by the Master Fund or Underlying Funds, if any, please refer to the Master Fund’s or Underlying Funds’ financial statements.

13

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2012

5.	Fees and other transactions with affiliates

The Fund’s fees and expenses are described below.

Administration Fees

Each class of shares of the Fund pays the Manager an administration fee of 0.05% of the class’s average daily net assets for providing administrative support services. Services provided by the Manager may include, without limitation: processing aggregated purchase and redemption orders for shareholders of record; coordinating operation of the National Security Clearing Corporation’s Fund/SERV system with intermediary platforms; providing information about and processing dividend payments; assisting with the production and distribution of shareholder communications to shareholders of record such as proxies, shareholder reports, and dividend and tax notices; preparing tax returns and related documentation; assisting with the production of registration statements; paying the Trust’s registration fees pursuant to Section 24(f)(2) of the 1940 Act; providing assistance with respect to the audit(s) of the Fund(s); establishing and maintaining certain information about the shares on an internet site; maintaining certain of the Trust’s records; preparing and submitting reports to various regulatory agencies; preparing and submitting reports and meeting materials to the Trustees of the Trust and to existing shareholders; supervising, negotiating, and administering contractual arrangements with (to the extent appropriate) and monitoring the performance of, third party accounting agents, custodians, depositories, transfer agents, pricing agents, independent accountants and auditors, attorneys, printers, insurers and other persons in any capacity deemed to be necessary or desirable to Trust or Fund operations and paying for the expenses of such service providers (excluding any subtransfer agent/recordkeeping payments, whether paid pursuant to the Trust’s Rule 12b-1 Plan or otherwise); providing direct client service, maintenance and reporting to platform sponsors, retirement plans, and other shareholders of record, and otherwise maintaining the relationships with the recordholders; furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value, shareholder services, and fund accounting services for the Fund being supplied by other service providers as the Fund may engage from time to time); and providing individuals affiliated with GMO to serve as officers of the Trust and paying all salaries, fees and expenses of such officers and Trustees of the Trust who are affiliated with GMO. The Manager has retained State Street Bank to assist it in providing administrative support services.

Management Fees

The Fund does not pay the Manager a fee for investment management services. Neither the Fund nor the Master Fund charges a management fee, but the Fund indirectly bears the management fees of the Underlying Funds in which the Master Fund invests. For the amount that the Master Fund paid the Manager, as compensation of investment management services, see the “Indirect expenses” table in Note 11.

Shareholders of the Fund do not pay any transaction-based expenses because shares of the Fund are sold without an initial sales charge or a contingent deferred sales charge upon redemption. Shareholders of the Fund pay administration and certain other fees and expenses (e.g., state registration fees) of the Fund. The expenses that the Fund incurs through its investment in the Master Fund are reflected in the Fund’s “Indirect expenses” table in Note 11.

Expense Reimbursement

The Manager has contractually agreed to reimburse the Fund for its expenses other than: administration fees, Rule 12b-1 fees, subtransfer agent/recordkeeping payments (whether paid pursuant to the Trust’s Rule 12b-1 Plan or otherwise), expenses indirectly incurred by investment in other Funds managed by the Manager, fees and expenses of the independent trustees of the Trust and their independent counsel, compensation and expenses of Trust officers and agents who are not affiliated with the Manager, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, and extraordinary, non-recurring and certain other unusual expenses (including taxes). For the avoidance of doubt, this undertaking does not require the Manager to reimburse the Fund for expenses that the Manager is contractually obligated to bear pursuant to the Administration Agreement between the Trust and the Manager.

The Fund’s contractual expense limitations will continue through at least January 1, 2013, and may not be terminated prior to that date without the consent of the Fund’s Board of Trustees.

14

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2012

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended April 30, 2012 are noted in the table below:

	Purchases ($)	Sales ($)
GMO International Equity Allocation Series Fund	$185,675,204	$0

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

As of April 30, 2012, all of the outstanding shares of the Fund were held by one shareholder. For more information about the Master Fund’s shareholders, see the Master Fund’s financial statements.

As of April 30, 2012, none of the Fund’s shares were held by senior management of the Manager or GMO Series Trust officers, and none of the Fund’s shares were held by accounts for which the Manager had investment discretion. For more information about the Master Fund’s shares that were held by senior management of the Manager or GMO Series Trust officers, or information about shares of the Master Fund that were held by accounts for which the Manager had investment discretion, see the Master Fund’s financial statements.

9.	Share transactions

The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from March 30, 2012 (commencement of operations) through April 30, 2012
	Shares	Amount
International Equity Allocation Series Fund
Class R6:
Shares sold	18,756,143	$187,543,187

Net increase (decrease)	18,756,143	$187,543,187

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of the Master Fund during the period ended April 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Equity Allocation Fund, Class III	$—	$185,675,204	$—	$—	$—	$181,469,627

15

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2012

11.	Information on Master Fund

Valuation

The Fund values shares of the Master Fund at their net asset value. Investments held by the Master Fund and the Underlying Funds are valued as follows: Securities listed on a securities exchange (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or, (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. If an updated quote for a debt instrument is not available by the time that the Master Fund calculates its net asset value on any business day, the Master Fund will generally use a prior days’ quote to value that debt instrument. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired), which approximates market value. Derivatives and other securities for which quotations are not readily available or circumstances make an existing methodology or procedure unreliable are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Institutional Trustees”) or persons acting at their direction pursuant to procedures approved by the Institutional Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about the Master Fund’s investments in securities and derivatives that were fair valued using methods determined in good faith by or at the direction of the Institutional Trustees.

The foregoing pricing methodologies are modified for the fair value of equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In that case, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Institutional Trustees. See the table below for information about the Master Fund’s investments in securities and derivatives that were valued using fair value prices obtained from an independent pricing service as of April 30, 2012.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

As discussed above, the Master Fund and Underlying Funds may invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Institutional Trustees, using fair value prices obtained from an independent pricing service, prices for which no alternative pricing source was available or valued using Level 3 inputs. The aggregate indirect exposure to these based on the Fund’s net assets are as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Institutional Trustees	Fair valued using prices obtained from an independent pricing service	Securities valued using Level 3 inputs
GMO International Equity Allocation Series Fund	1.2%	82.8%	1.2%

16

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2012

Derivatives

Fund Name	Futures fair valued using prices obtained from an independent pricing service	Swaps fair valued using prices obtained from an independent pricing service	Derivatives valued using Level 3 inputs
GMO International Equity Allocation Series Fund	(0.3)%	0.0%^	0.0%

^ Rounds to 0.0%.

Indirect expenses

The Fund incurs fees and expenses indirectly as a shareholder in the Master Fund and through its indirect exposure to the Underlying Funds. For the period ended April 30, 2012, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
GMO International Equity Allocation Series Fund	0.588%	0.081%	0.669%

Other information

For the year ended April 30, 2012, the portfolio turnover of the Master Fund was 29%.

For the year ended April 30, 2012, the premium on cash purchases and fee on cash redemptions for the Master Fund were each 0.21% of the amount invested or redeemed.

17

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Series Trust and the Shareholders of

GMO International Equity Allocation Series Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of GMO International Equity Allocation Series Fund (the “Fund”) at April 30, 2012, the results of its operations for the period then ended, the changes in its net assets and the financial highlights for the period March 30, 2012 (commencement of operations) through April 30, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2012 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 14, 2012

18

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Board Review of Management

April 30, 2012 (Unaudited)

Approval of initial management agreement for GMO International Equity Allocation Series Fund. In determining to approve the initial management agreement of the Fund, the Trustees, all but one of whom is not an “interested person” of GMO Series Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. At meetings on August 23, 2011 and November 22, 2011, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to the Trustees for purposes of considering the Manager’s proposal to establish the Trust and the Fund as a series of the Trust, and the proposed new management agreement between the Trust, on behalf of the Fund, and the Manager.

The Trustees noted that the Fund would operate as a “feeder” fund that would invest substantially all of its assets in GMO International Equity Allocation Fund (“IEAF”), a series of GMO Trust, and that IEAF was also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about IEAF as well. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered information prepared by third-party data services concerning IEAF’s investment performance over various periods, including one-, three- and five-year periods and for the life of IEAF relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives.

The Trustees gave substantial consideration to the fact that neither the Fund nor IEAF pays a management fee to the Manager under the Fund’s or IEAF’s management agreements, but that the Fund indirectly bears management fees paid to the Manager by the underlying GMO funds in which IEAF invests. The Trustees also considered the fact that the Fund pays GMO an administration fee at an annual rate of 0.05% of the Fund’s average daily net assets. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed to have similar objectives to IEAF. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager’s profitability with respect to the Fund. The Trustees did, however, consider other so-called “fallout benefits” to the Manager and possible reputational value to be derived from serving as investment manager to the Fund. The Trustees noted that the trustees of GMO Trust had approved renewal of the Manager’s management agreements with IEAF and each underlying GMO fund in which IEAF invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors. The Trustees considered the rigor and discipline with which the Manager would be managing the Fund and IEAF and the extent and quality of the resources, including human resources, to be brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services to be provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies. The Trustees also considered the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, and the systems in place to ensure compliance with the foregoing.

The Trustees considered the scope of the services to be provided by the Manager to the Fund and IEAF under the management agreement. The Trustees noted that the Trust’s counsel had advised that, in its experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund would be consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund’s estimated total expenses, the Manager’s proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the Fund’s management agreement.

Following their review, the Trustees who were not “interested persons” of the Trust, in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund’s initial management agreement for an initial period ending on the second anniversary of the agreement’s execution.

19

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of the date of April 30, 2012. Each Trustee’s and officer’s date of birth (“DOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Series Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office for a term of eight years or, if sooner, until the Trustee dies, resigns or is removed, or until the election and qualification of the Trustee’s successor. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees:

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held
Maria D. Furman DOB: 02/03/1954	Trustee	Since August 2011.	Retired.	18	Trustee of MassMutual Premier Funds and MML Series Investment Fund II (32 portfolios).

Sandra Whiston DOB: 03/07/1947	Trustee	Since November 2011.	Retired (August 2008 – present); Head of Institutional Management, Putnam Investments (April 2005 – July 2008).	18	None.

Interested Trustee And Officer:

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held
Joseph B. Kittredge, Jr.[2] DOB: 08/22/1954	Chairman of the Board of Trustees; President and Chief Executive Officer of the Trust	Chairman of the Board of Trustees since November 2011; Trustee, President and Chief Executive Officer of the Trust since May 2011.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); President and Chief Executive Officer of GMO Trust since March 2009.	86	None.

[1]	The Fund Complex consists of the series of GMO Series Trust and GMO Trust.
[2]

Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO Trust indicated in the table above.

20

Officers:

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]
Joseph B. Kittredge, Jr. DOB: 08/22/1954	Trustee; President and Chief Executive Officer	Since May 2011.	Trustee (March 2010 – present), President and Chief Executive Officer (March 2009 – present), GMO Trust; General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present).

Sheppard N. Burnett DOB: 10/24/1968	Treasurer and Chief Financial Officer	Since May 2011.	Chief Financial Officer (March 2007 – present), Treasurer (November 2006 – March 2007), and Assistant Treasurer (September 2004 – November 2006), GMO Trust; Head of Fund Administration (December 2006 – present), Fund Administration Staff (June 2004 – November 2006), Grantham, Mayo, Van Otterloo & Co. LLC.

John L. Nasrah DOB: 05/27/1977	Assistant Treasurer	Since November 2011.	Assistant Treasurer, GMO Trust (March 2007 – present); Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Mahmoodur Rahman DOB: 11/30/1967	Assistant Treasurer	Since November 2011.	Assistant Treasurer, GMO Trust (September 2007 – present); Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007 – present); Vice President and Senior Tax Manager, Massachusetts Financial Services Company (January 2000 – April 2007).

Carolyn Haley DOB: 07/12/1966	Assistant Treasurer	Since November 2011.	Assistant Treasurer, GMO Trust (June 2009 – present); Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (May 2009 – present); Treasurer and Chief Compliance Officer, Hambrecht & Quist Capital Management LLC (April 2007 – April 2009); Senior Manager, PricewaterhouseCoopers LLP (2003 – 2007).

Jason Nagler DOB: 08/12/1982	Assistant Treasurer	Since November 2011.	Assistant Treasurer, GMO Trust (September 2011 – present); Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (August 2009 – present); Audit Senior at Deloitte (August 2007 – August 2009); Audit Staff at Deloitte (January 2005 – August 2007).

[1]

Each of Messrs. Kittredge, Burnett, Bohan and Pottle and Mses. Haley, Trinque and Schirmer serves as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.

21

Officers: — (Continued)

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]

John McGinty DOB: 08/11/1962	Chief Compliance Officer	Since August 2011.	Chief Compliance Officer, GMO Trust (February 2011 – present); Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (July 2009 – present); Senior Vice President and Deputy General Counsel (January 2007 – July 2009), Vice President and Associate General Counsel (February 2006 – December 2006), Fidelity Investments.

Jason B. Harrison DOB: 01/29/1977	Vice President, Clerk and Chief Legal Officer	Vice President since November 2011; Clerk since May 2011; Chief Legal Officer since September 2011.

Chief Legal Officer and Vice President – Law (October 2010 – present), Clerk (March 2006 – present), Vice President

(November 2006 – October 2010), GMO Trust; Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2006 – present)

David L. Bohan DOB: 06/21/1964	Vice President and Assistant Clerk	Since November 2011.	Assistant Clerk (March 2006 – present), Vice President (March 2005 – present), GMO Trust; Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2003 – present).

Gregory L. Pottle DOB: 07/09/1971	Vice President and Assistant Clerk	Since November 2011.	Vice President and Assistant Clerk (November 2006 – present), GMO Trust; Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000 – present).

Anne K. Trinque DOB: 04/15/1978	Vice President and Assistant Clerk	Since November 2011.

Vice President and Assistant Clerk (September 2007 – present), GMO Trust; Legal Counsel, Grantham, Mayo,

Van Otterloo & Co. LLC (January 2007 – present); Attorney, Goodwin Procter LLP (September 2003 – January 2007).

Heather Schirmer DOB: 06/10/1974	Vice President and Assistant Clerk	Since November 2011.	Vice President and Assistant Clerk (March 2011 – present), GMO Trust; Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2004 – present).

Cheryl I. Wakeham DOB: 10/29/1958	Anti-Money Laundering Officer	Since November 2011.	Vice President and Anti-Money Laundering Officer (December 2004 – present), GMO Trust; Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (June 1993 – present).

[1]

Each of Messrs. Kittredge, Burnett, Bohan and Pottle and Mses. Haley, Trinque and Schirmer serves as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.

22

Item 2. Code of Ethics.

The registrant adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 on December 12, 2011. During the year ended April 30, 2012, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the registrant’s Code of Ethics is filed with this Form N-CSR under item 12 (a).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees does not have an “audit committee financial expert” (as such term has been defined in Form N-CSR) serving on its audit committee. The registrant’s Board believes that, although none of its members individually meets all required elements of the definition of an “audit committee financial expert”, the members of the registrant’s audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee’s functions, duties and powers.

Item 4. Principal Accountant Fees and Services. *

(a)	AUDIT FEES: The aggregate fees billed to the registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP for the audit of the registrant’s annual financial statements for 2012 was $11,000.

(b)	AUDIT-RELATED FEES: The aggregate fees billed to the registrant in 2012 for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds was $0. The aggregate fees billed in 2012 to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provides ongoing services to the Funds (each, a “Service Affiliate”) for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds was $0.

(c)	TAX FEES: The aggregate fees billed to the registrant in 2012 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning, including the preparation of Form 1120 RIC, Form 8613 and review of excise tax distribution calculations, was $0. The aggregate fees billed in 2012 to the registrant’s Service Affiliates for engagements for tax services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds was $3,000.

(d)	ALL OTHER FEES: No such fees were billed by PricewaterhouseCoopers LLP to the registrant or to the registrant’s Service Affiliates that related directly to the operations and financial reporting of the Funds in 2012.

(e)	(1) The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services to be performed by the independent auditor are to be preapproved. Under the Policy, the Audit Committee pre-approves, on an annual basis, the following services: (1) the engagement, scope and terms of the annual audit; (2) certain audit-related services; (3) certain tax services that the Committee believes would not impair, and are consistent with the SEC’s rules on auditor independence; and (4) certain permissible non-audit services that the Committee believes are routine and recurring services and that would not impair, and are consistent with the SEC’s rules on auditor independence, subject to certain limitations on the projected fees associated with each service. All other types of services not included on the schedule to the policy, or for which the projected fees exceed those provided in the schedule, require the specific pre-approval by the Audit Committee or the Chairperson of the Committee (if timing necessitates that preapproval is required before the Committee’s next regularly scheduled meeting) if they are to be provided by the independent auditor.

(e)	(2) None.

(f)	Not applicable.

(g)	NON-AUDIT FEES: The aggregate fees billed by PricewaterhouseCoopers LLP in 2012 for non-audit services rendered to the registrant, the registrant’s Service Affiliates were $0. For the fiscal year ended April 30, 2012, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $0 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h)	The Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

*	Includes information regarding all series of GMO Series Trust.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics described in Item 2 is attached hereto as EX-99.CODEETH.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Series Trust

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Chief Executive Officer

	Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Principal Executive Officer

	Date:	June 27, 2012

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

	Date:	June 27, 2012